Debt and Derivative Instruments - Additional Information (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Borrowings outstanding	$ 5,295,075
Designated | Interest Rate Swap
Debt Instrument [Line Items]
Aggregate commitment amount	6,179,176
Estimated amount to be reclassified from AOCI to interest expense	69,790
Designated | Interest Rate Swap | London Interbank Offered Rate (LIBOR) | Forward Contracts
Debt Instrument [Line Items]
Amount in excess of current borrowing base minimum	$ 351,765